Pensions - Actuarial losses and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial losses and gains recognised directly in Other comprehensive income
Net actuarial (losses) gains recognised in OCI during the year	$ 3	$ 401	$ (282)
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	(109)	27	172
Tax effects of actuarial (losses) gains recognised in OCI	19	(98)	22
Items that will not be reclassified to the Consolidated statement of income	(87)	330	(88)
Cumulative actuarial (losses) gains recognised directly in OCI net of tax	$ (899)	$ (812)	$ (1,141)